STATEMENTS OF NET INCOME AND CHANGES IN PLAN EQUITY	EBP 2012 Employee Stock Purchase Plan USD ($)
ADDITIONS:
Participant contributions	$ 126,757
DEDUCTIONS:
Stock purchases for participants	(91,090)
Refund of contributions to participants	(35,667)
CHANGES IN PLAN EQUITY	0
Beginning of year at Dec. 31, 2022	0
End of year at Dec. 31, 2023	0
ADDITIONS:
Participant contributions	112,704
DEDUCTIONS:
Stock purchases for participants	(112,704)
Refund of contributions to participants	0
CHANGES IN PLAN EQUITY	0
End of year at Dec. 31, 2024	0
ADDITIONS:
Participant contributions	168,361
DEDUCTIONS:
Stock purchases for participants	(167,048)
Refund of contributions to participants	(1,313)
CHANGES IN PLAN EQUITY	0
End of year at Dec. 31, 2025	$ 0